Advances for Vessels Under Construction and Acquisitions and Other Vessel Costs	12 Months Ended
Dec. 31, 2011
Advances For Property Plant And Equipment [Abstract]
Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

5.       Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

The amounts in the accompanying consolidated balance sheets include payments to sellers of vessels or, in the case of vessels under construction, to the shipyards and other costs as analyzed below:

	2011	2010
Pre-delivery installments	$58,000	$34,800
Advances for vessel acquisitions	3,225	-
Capitalized interest and finance costs	1,516	449
Other related costs	699	31
Total	$63,440	$35,280

The movement of the account, during December 31, 2011 and December 31, 2010 was as follows:

	2011	2010
Beginning balance	$35,280	$29,630
- Advances for vessels under construction and other vessel costs	24,919	72,111
- Advances for vessel acquisitions and other vessel costs	3,241	31,647
- Transferred to vessel cost (Note 6)	-	(98,108)
Ending balance	$63,440	$35,280

In April 2010, the Company, through its newly established subsidiaries, Lae and Namu, entered into a shipbuilding contract with China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co., Ltd for the construction of one Newcastlemax dry bulk carrier of approximately 206,000 dwt for each subsidiary. Each newbuilding (H1234, or “Los Angeles” and H1235 to be named “Philadelphia”) has a contract price of $59,000 (reduced to $58,000 due to extra equipment not purchased from the yard).

During 2010 and 2011, the Company paid predelivery installments of an aggregate amount of $20,300 and $11,600, respectively for hull H1234 or “Los Angeles” and $14,500 and $11,600 for hull H1235 or “Philadelphia”. The final instalment for “Los Angeles”, amounting to $26,100 was paid on the vessel's delivery in February 2012 (Note 18). For “Philadelphia” the Company will pay an aggregate amount of $31,900 comprising of one predelivery installment and the delivery installment to be paid on the vessel's delivery which is expected in April 2012 (Notes 11 and 18).

On November 16, 2011, Jemo entered into a memorandum of agreement with a third party company to acquire M/V “Vathy”, renamed “Leto”, an 81,297 dwt Panamax dry bulk carrier, built in 2010, for the purchase price of $32,250. On November 21, 2011, the Company paid a 10% advance of the purchase price, amounting to $3,225 and the balance was paid on January 16, 2012, on the vessel's delivery (Note 18).

As at December 31, 2011 and 2010, the Company had $61,225 and $34,800, respectively, of construction and acquisition installments, and an aggregate amount of $2,215 and $480, respectively, of additional capitalized costs.